Shareholders' capital - Reconciliation of Change in Balance (Details) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Shareholder's Capital [Line Items]
Balance, beginning of year	$ 4,181,160	$ 4,119,031
Balance at January 1 (shares)	158,724	156,290
Shares issued for the Dividend Reinvestment Plan		$ 8,277
Vesting of equity based awards (shares)	2,385	1,103
Share-settled dividends on vested equity based awards (shares)	241	297
Balance, end of year	$ 4,241,773	$ 4,181,160
Balance at December 31 (shares)	162,261	158,724
Equity based compensation [Member]
Disclosure Of Shareholder's Capital [Line Items]
Shares issued for equity based compensation (shares)	911	415
Dividend reinvestment plan [Member]
Disclosure Of Shareholder's Capital [Line Items]
Shares issued for the Dividend Reinvestment Plan (shares)		619
Issued capital [member]
Disclosure Of Shareholder's Capital [Line Items]
Vesting of equity based awards	$ 49,922	$ 49,188
Shares issued for equity based compensation	8,365	3,203
Share-settled dividends on vested equity based awards	$ 2,326	$ 1,461